BALANCE SHEET (Parenthetical) - $ / shares	Feb. 08, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)		$ 0.0001			$ 0.0001
Preferred stock, shares authorized		1,000,000			1,000,000
Preferred stock, shares outstanding		0			0
Maximum shares subject to forfeiture	900,000
Class A ordinary shares
Common shares, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized		200,000,000			200,000,000
Common shares, shares issued		0			0
Common shares, shares outstanding		0			0
Class B Common Stock
Common shares, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized		20,000,000			20,000,000
Common shares, shares issued	6,900,000	6,900,000			6,900,000
Common shares, shares outstanding	6,900,000	6,900,000			6,900,000
Maximum shares subject to forfeiture					900,000
Share dividend	0.2